Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings			$ 4,266			$ 6,127			$ 6,404
US$1,000m 5.25% Notes
Borrowings
Borrowings						1,000
Notional amount						$ 1,000
Borrowings, interest rate						5.25%	5.25%	5.25%
US$725m 4.375% Notes
Borrowings
Borrowings						$ 725
Notional amount						$ 725
Borrowings, interest rate						4.375%	4.375%	4.375%
US$750m 4.875% Notes
Borrowings
Borrowings			749			$ 748
Notional amount			$ 750			$ 750
Borrowings, interest rate			4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
EUR20m Medium Term Notes 2023
Borrowings
Borrowings			$ 21			$ 23
Notional amount | €				€ 20			€ 20
GBP435m 6.125% Notes 2031
Borrowings
Borrowings			$ 524			$ 584
Notional amount | £					£ 435			£ 435
Borrowings, interest rate			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
US$1,000m 2.95% Notes 2033
Borrowings
Borrowings			$ 995			$ 995
Notional amount			$ 1,000			$ 1,000
Borrowings, interest rate			2.95%	2.95%	2.95%	2.95%	2.95%	2.95%
Proceeds from borrowings		$ 995
Senior debt: GBP300m 6.875% Bonds 2023
Borrowings
Borrowings			$ 363			$ 404
Notional amount | £					£ 300			£ 300
Borrowings, interest rate			6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: GBP250m 5.875% Bonds 2029
Borrowings
Borrowings			$ 282			$ 313
Notional amount | £					£ 250			£ 250
Borrowings, interest rate			5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: $1,000m 3.125% Notes 2030
Borrowings
Borrowings			$ 986			$ 985
Notional amount			$ 1,000			$ 1,000
Borrowings, interest rate			3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Senior debt; $350m 3.625% Notes 2032
Borrowings
Borrowings			$ 346
Notional amount			$ 350
Borrowings, interest rate			3.625%	3.625%	3.625%
Proceeds from borrowings	$ 346
$350m Loan 2024
Borrowings
Borrowings						$ 350
Notional amount						$ 350